Collateralized transactions - Securities transferred in repurchase agreements and securities lending transactions (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2016	Mar. 31, 2016
Collateralized transactions
US government sponsored agency mortgage pass-through securities and collateralized mortgage obligations	¥ 4,441	¥ 3,415